Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021	Sep. 30, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The SEC has adopted rules requiring disclosure of the relationship between executive compensation and financial performance. Consistent with these rules, the Corporation (“CZNC”) is disclosing the information presented in this “Pay Versus Performance” section. The Corporation’s process for evaluating executive compensation is described in the Compensation Discussion and Analysis section of this proxy statement.

The following table sets forth summary information concerning executive compensation for each of the last three years.

Pay Versus Performance
For the Years Ended December 31, 2022, 2021 and 2020

					Value of Initial Fixed $100 Investment on 12/31/2019 Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	CZNC Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Core Return on Average Equity
2022	1,088,120	915,313	463,238	404,421	93.97	110.67	26,618,000	10.20%
2021	1,109,193	1,203,089	475,533	514,543	102.47	108.87	30,554,000	10.27%
2020	1,045,911	952,598	488,880	437,791	74.23	79.19	19,222,000	9.85%

Mr. Scovill, the CEO, was the PEO in each of the three years presented in the table above. The non-PEO named executive officers included in table above are the same individuals listed for each year in the Summary Compensation Table.

The index values shown in the table above and described in the paragraph below are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 three years ago. The NASDAQ Bank Index has been selected to replace the Peer Group Index of similar-size banking organizations selected by the Corporation in 2021 and 2020. Management believes the NASDAQ Bank Index is a more stable peer group that will not require changes in composition from year-to-year as the Corporation’s size and complexity of operations changes.

In the table above, the 2022 Peer Group Total Shareholder Return amount was determined based on the NASDAQ Bank Index. The 2021 and 2020 Peer Group Total Shareholder Return amounts were determined by a Peer Group Index of similar-size banking organizations selected by the Corporation including all publicly traded SEC filing Commercial Banks and Thrifts within NJ, NY, OH, PA, MD, and WV with assets between 0.5 times and 2.0 times CZNC as of September 30, 2021 and September 30, 2020.

The Total Shareholder Return for the NASDAQ Bank Index for 2022, 2021 and 2020 was $110.67, $132.19 and $92.50 respectively. The Total Shareholder Return for the 2022 Peer Group Index of similar banking organizations selected by the Corporation for 2022 was $109.61. The Total Shareholder Return for the 2021 Peer Group Index of similar banking organizations selected by the Corporation for 2022 and 2021 was $106.67 and $108.87 respectively. The Total Shareholder Return for the 2020 Peer Group Index of similar banking organizations selected by the Corporation for 2022, 2021 and 2020 was $104.88, $110.76 and $79.19 respectively.

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.

2.	There were no stock awards that were granted and vested in the same year.

3.	There were no modifications to stock-based awards during the years included in the table.

4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.

5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

The Corporation has selected Core Return on Average Equity (Core ROAE) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2022 to company performance. The Corporation’s calculations of Core ROAE reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2022 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in Core ROAE for each year included in the Pay Versus Performance table is presented in the following table. Income tax has been allocated based on a marginal income tax rate of 21%, adjusted for the nondeductible portion of merger expenses.

	Year Ended December 31, 2022				Year Ended December 31, 2021
	Income			Diluted	Income			Diluted
	Before			Earnings	Before			Earnings
	Income	Income		per	Income	Income		per
	Tax	Tax	Net	Common	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$32,350	$5,732	$26,618	$1.71	$37,687	$7,133	$30,554	$1.92
Add: Amortization of Core Deposit Intangibles	439	92	347		535	112	423
Less: Gain on Sale of Land	0	0	0		(46)	(10)	(36)
Net Gains on Available-for-Sale Debt Securities	(20)	(4)	(16)		(24)	(5)	(19)
Net Loss on Marketable Equity Security	112	24	88		29	6	23
Adjusted Earnings (Non-U.S. GAAP)	$32,881	$5,844	$27,037	$1.73	$38,181	$7,236	$30,945	$1.95
Average Equity			$265,093				$301,226
Core Return on Average Equity			10.20%				10.27%

	Year Ended December 31, 2020
	Income			Diluted
	Before			Earnings
	Income	Income		Per
	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$23,212	$3,990	$19,222	$1.30
Add: Merger-Related Expenses	7,708	1,574	6,134
Add: Loss on Prepayment of Borrowings	1,636	344	1,292
Add: Amortization of Core Deposit Intangibles	540	113	427
Net Gains on Available-for-Sale Debt Securities	(169)	(35)	(134)
Net Gain on Marketable Equity Security	(21)	(4)	(17)
Adjusted Earnings (Non-U.S. GAAP)	$32,906	$5,982	$26,924	$1.81
Average Equity			$273,351
Core Return on Average Equity			9.85%

Company Selected Measure Name	Core Return on Average Equity
Named Executive Officers, Footnote [Text Block]

Mr. Scovill, the CEO, was the PEO in each of the three years presented in the table above. The non-PEO named executive officers included in table above are the same individuals listed for each year in the Summary Compensation Table.

Changed Peer Group, Footnote [Text Block]

The index values shown in the table above and described in the paragraph below are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 three years ago. The NASDAQ Bank Index has been selected to replace the Peer Group Index of similar-size banking organizations selected by the Corporation in 2021 and 2020. Management believes the NASDAQ Bank Index is a more stable peer group that will not require changes in composition from year-to-year as the Corporation’s size and complexity of operations changes.

In the table above, the 2022 Peer Group Total Shareholder Return amount was determined based on the NASDAQ Bank Index. The 2021 and 2020 Peer Group Total Shareholder Return amounts were determined by a Peer Group Index of similar-size banking organizations selected by the Corporation including all publicly traded SEC filing Commercial Banks and Thrifts within NJ, NY, OH, PA, MD, and WV with assets between 0.5 times and 2.0 times CZNC as of September 30, 2021 and September 30, 2020.

The Total Shareholder Return for the NASDAQ Bank Index for 2022, 2021 and 2020 was $110.67, $132.19 and $92.50 respectively. The Total Shareholder Return for the 2022 Peer Group Index of similar banking organizations selected by the Corporation for 2022 was $109.61. The Total Shareholder Return for the 2021 Peer Group Index of similar banking organizations selected by the Corporation for 2022 and 2021 was $106.67 and $108.87 respectively. The Total Shareholder Return for the 2020 Peer Group Index of similar banking organizations selected by the Corporation for 2022, 2021 and 2020 was $104.88, $110.76 and $79.19 respectively.

PEO Total Compensation Amount	$ 1,088,120	$ 1,109,193	$ 1,045,911
PEO Actually Paid Compensation Amount	$ 915,313	1,203,089	952,598
Adjustment To PEO Compensation, Footnote [Text Block]

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.

2.	There were no stock awards that were granted and vested in the same year.

3.	There were no modifications to stock-based awards during the years included in the table.

4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.

5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 463,238	475,533	488,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 404,421	514,543	437,791
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
NON-PEO	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
NEOs	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,791

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.

2.	There were no stock awards that were granted and vested in the same year.

3.	There were no modifications to stock-based awards during the years included in the table.

4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.

5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

A tabular list of performance measures the Corporation considers the most important inputs for linking executive compensation with financial performance is as follows:

1.	Core Return on Average Equity (as described above)
2.	Core Return on Average Assets
3.	Growth in Average Core Deposits
4.	Total Revenue
5.	Efficiency Ratio
6.	Total Wealth Management Revenue

Total Shareholder Return Amount	$ 93.97	102.47	74.23
Peer Group Total Shareholder Return Amount	110.67	108.87	79.19
Net Income (Loss)	$ 26,618,000	$ 30,554,000	$ 19,222,000
Company Selected Measure Amount	10.2	10.27	9.85
PEO Name	Mr. Scovill
Number of times of assets of similar-size banking organizations considered for determination of Peer Group Total Shareholder Return				5	2
Total Shareholder Return for the NASDAQ Bank Index	$ 110.67	$ 132.19	$ 92.5
Total Shareholder Return For The 2022 Peer Group Index Of Similar Banking Organizations Selected By The Corporation	109.61
Total Shareholder Return For The 2021 Peer Group Index Of Similar Banking Organizations Selected By The Corporation	106.67	108.87
Total Shareholder Return For The 2020 Peer Group Index Of Similar Banking Organizations Selected By The Corporation	$ 104.88	110.76	79.19
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 32,350,000	37,687,000	23,212,000
Income Tax Expense (Benefit)	$ 5,732,000	$ 7,133,000	$ 3,990,000
Earnings Per Share, Diluted | $ / shares	$ 1.71	$ 1.92	$ 1.3
Amortization of Intangible Assets	$ 439,000	$ 535,000	$ 540,000
Amortization Of Intangible Assets, Tax	92,000	112,000	113,000
Amortization Of Intangible Assets, After Tax	347,000	423,000	427,000
Debt Securities, Available-for-Sale, Gain (Loss)	0	(46,000)
Debt Securities, Available-For-Sale, Gain (Loss), Tax	0	(10,000)
Debt Securities, Available-For-Sale, Gain (Loss), After Tax	0	(36,000)
Gain (Loss) on Disposition of Property Plant Equipment	(20,000)	(24,000)	(169,000)
Gain (Loss) On Disposition Of Property Plant Equipment, Tax	(4,000)	(5,000)	(35,000)
Gain (Loss) On Disposition Of Property Plant Equipment, After Tax	(16,000)	(19,000)	(134,000)
Equity Securities, FV-NI, Unrealized Gain (Loss)	112,000	29,000	(21,000)
Equity Securities, Fv-Ni, Unrealized Gain (Loss), Tax	24,000	6,000	(4,000)
Equity Securities, Fv-Ni, Unrealized Gain (Loss), After Tax	88,000	23,000	(17,000)
Adjusted Earnings, Before Income Tax	32,881,000	38,181,000	32,906,000
Adjusted Earnings, Tax	5,844,000	7,236,000	5,982,000
Adjusted Earnings, After Income Tax	$ 27,037,000	$ 30,945,000	$ 26,924,000
Adjusted Earnings Per Share, Diluted | $ / shares	$ 1.73	$ 1.95	$ 1.81
Stockholders' Equity, Average Amount Outstanding	$ 265,093,000	$ 301,226,000	$ 273,351,000
Business Combination, Acquisition Related Costs			7,708,000
Business Combination, Acquisition Related Costs, Tax			1,574,000
Business Combination, Acquisition Related Costs, After Tax			6,134,000
Loss On Prepayment Of Borrowings, Before Tax			1,636,000
Loss On Prepayment Of Borrowings, Tax			344,000
Loss On Prepayment Of Borrowings, After Tax			1,292,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1.Core Return on Average Equity
Non-GAAP Measure Description [Text Block]

The Corporation has selected Core Return on Average Equity (Core ROAE) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2022 to company performance. The Corporation’s calculations of Core ROAE reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2022 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in Core ROAE for each year included in the Pay Versus Performance table is presented in the following table. Income tax has been allocated based on a marginal income tax rate of 21%, adjusted for the nondeductible portion of merger expenses.

	Year Ended December 31, 2022				Year Ended December 31, 2021
	Income			Diluted	Income			Diluted
	Before			Earnings	Before			Earnings
	Income	Income		per	Income	Income		per
	Tax	Tax	Net	Common	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$32,350	$5,732	$26,618	$1.71	$37,687	$7,133	$30,554	$1.92
Add: Amortization of Core Deposit Intangibles	439	92	347		535	112	423
Less: Gain on Sale of Land	0	0	0		(46)	(10)	(36)
Net Gains on Available-for-Sale Debt Securities	(20)	(4)	(16)		(24)	(5)	(19)
Net Loss on Marketable Equity Security	112	24	88		29	6	23
Adjusted Earnings (Non-U.S. GAAP)	$32,881	$5,844	$27,037	$1.73	$38,181	$7,236	$30,945	$1.95
Average Equity			$265,093				$301,226
Core Return on Average Equity			10.20%				10.27%

	Year Ended December 31, 2020
	Income			Diluted
	Before			Earnings
	Income	Income		Per
	Tax	Tax	Net	Common
(Dollars In Thousands, Except Per Share Data)	Provision	Provision	Income	Share
Earnings Under U.S. GAAP	$23,212	$3,990	$19,222	$1.30
Add: Merger-Related Expenses	7,708	1,574	6,134
Add: Loss on Prepayment of Borrowings	1,636	344	1,292
Add: Amortization of Core Deposit Intangibles	540	113	427
Net Gains on Available-for-Sale Debt Securities	(169)	(35)	(134)
Net Gain on Marketable Equity Security	(21)	(4)	(17)
Adjusted Earnings (Non-U.S. GAAP)	$32,906	$5,982	$26,924	$1.81
Average Equity			$273,351
Core Return on Average Equity			9.85%

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	2.Core Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3.Growth in Average Core Deposits
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	4.Total Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	5.Efficiency Ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	6.Total Wealth Management Revenue
Mr. Scovill [Member] | Deduct: Stock Awards From Summary Compensation Table Valued Based On Fair Value At Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 224,429	213,754	196,638
Mr. Scovill [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	170,879	278,883	175,723
Mr. Scovill [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,457)	45,198	(52,243)
Mr. Scovill [Member] | Change In Fair Value Of Shares That Vested As Of The Vesting Date As Compared To The End Of The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,693)	9,222	(1,905)
Mr. Scovill [Member] | Fair Value At End Of Prior Year Of Any Awards Granted In A Prior Year That Failed To Meet Vesting Conditions In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,107	25,653	18,250
Non-PEO NEO [Member] | Deduct: Stock Awards From Summary Compensation Table Valued Based On Fair Value At Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,869	65,315	76,024
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,197	85,217	67,939
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,644)	21,041	(20,526)
Non-PEO NEO [Member] | Change In Fair Value Of Shares That Vested As Of The Vesting Date As Compared To The End Of The Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,198)	5,662	(738)
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Any Awards Granted In A Prior Year That Failed To Meet Vesting Conditions In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 26,303	$ 7,594	7,204
Non-PEO NEO [Member] | Deduct Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 14,535